Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following information is provided about the relationship between Compensation shown on the Summary Compensation Table (SCT), Compensation Actually Paid (CAP), Total Shareholder Return (TSR), Net Income, and Non-GAAP Pre-Tax Income as the Company Selected Measure.
For the 2020-2022 measuring period included in the table below, CEO Compensation Actually Paid was approximately 68% lower than CEO compensation disclosed in the Summary Compensation Table, while for the same period Company TSR was down 66%, demonstrating strong alignment between the CEOs’ realizable compensation and the performance of Company stock.
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First CEO(a)	Summary Compensation Table Total for Second CEO(a)	Compensation Actually Paid to First CEO(a),(b)	Compensation Actually Paid to Second CEO(a),(b)	Average Summary Compensation Table Total for Non-CEO NEOs(a)	Average Compensation Actually Paid to Non-CEO NEOs(a),(b)	Total Shareholder Return	Peer Group(c) Total Shareholder Return	Net Income (in Millions)	Non-GAAP Pre-Tax Income (in Millions)(d)
2022	N/A	$6,519,654	N/A	$207,454	$1,818,674	$868,826	$34.23	$108.19	($189)	$133.1
2021	$14,405,857	N/A	$3,570,244	N/A	$3,924,986	$2,336,212	$87.98	$151.51	$67	$191.5
2020	$9,519,491	N/A	$5,934,954	N/A	$3,547,178	$2,591,063	$94.28	$120.84	($138.6)	$92.4

(a)	NEOs included in these columns reflect the following:
Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,519,654	$14,405,857	$9,519,491	$1,818,674	$3,924,986	$3,547,178
Less: Reported Fair Value of Equity Awards(1)	$5,183,029	$10,945,024	$6,652,134	$805,334	$2,269,703	$2,050,266
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$1,925,515	$9,418,773	$5,856,777	$304,048	$1,936,075	$1,838,005
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	($208,392)	($1,101,043)	($369,878)	($43,229)	($300,778)	($62,688)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($2,896,168)	($8,282,156)	($1,362,942)	($639,680)	($1,123,620)	($172,005)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$49,874	$73,838	$94,912	$10,850	$18,511	$17,586
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$—	$1,151,272	$—	$39,184	$742,418
Add: Pension Service Cost for Services Rendered During the Year	$—	$—	$—	$223,497	$189,926	$215,671
Compensation Actually Paid	$207,454	$3,570,244	$5,934,954	$868,826	$2,336,212	$2,591,063
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).

(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, see the Non-GAAP reconciliation table in Appendix A.

Company Selected Measure Name	Non-GAAP Pre-Tax Income
Named Executive Officers, Footnote [Text Block]

(a)	NEOs included in these columns reflect the following:
Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers

Peer Group Issuers, Footnote [Text Block]
(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).

PEO Total Compensation Amount	$ 6,519,654	$ 14,405,857	$ 9,519,491
PEO Actually Paid Compensation Amount	$ 207,454	3,570,244	5,934,954
Adjustment To PEO Compensation, Footnote [Text Block]
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,519,654	$14,405,857	$9,519,491	$1,818,674	$3,924,986	$3,547,178
Less: Reported Fair Value of Equity Awards(1)	$5,183,029	$10,945,024	$6,652,134	$805,334	$2,269,703	$2,050,266
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$1,925,515	$9,418,773	$5,856,777	$304,048	$1,936,075	$1,838,005
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	($208,392)	($1,101,043)	($369,878)	($43,229)	($300,778)	($62,688)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($2,896,168)	($8,282,156)	($1,362,942)	($639,680)	($1,123,620)	($172,005)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$49,874	$73,838	$94,912	$10,850	$18,511	$17,586
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$—	$1,151,272	$—	$39,184	$742,418
Add: Pension Service Cost for Services Rendered During the Year	$—	$—	$—	$223,497	$189,926	$215,671
Compensation Actually Paid	$207,454	$3,570,244	$5,934,954	$868,826	$2,336,212	$2,591,063
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,818,674	3,924,986	3,547,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 868,826	2,336,212	2,591,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$6,519,654	$14,405,857	$9,519,491	$1,818,674	$3,924,986	$3,547,178
Less: Reported Fair Value of Equity Awards(1)	$5,183,029	$10,945,024	$6,652,134	$805,334	$2,269,703	$2,050,266
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$1,925,515	$9,418,773	$5,856,777	$304,048	$1,936,075	$1,838,005
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	($208,392)	($1,101,043)	($369,878)	($43,229)	($300,778)	($62,688)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	($2,896,168)	($8,282,156)	($1,362,942)	($639,680)	($1,123,620)	($172,005)
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$49,874	$73,838	$94,912	$10,850	$18,511	$17,586
Less: Change in Pension Value Reported in the Summary Compensation Table	$—	$—	$1,151,272	$—	$39,184	$742,418
Add: Pension Service Cost for Services Rendered During the Year	$—	$—	$—	$223,497	$189,926	$215,671
Compensation Actually Paid	$207,454	$3,570,244	$5,934,954	$868,826	$2,336,212	$2,591,063
(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Total Shareholder Return
As shown in the chart below, the CEO and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The TSR calculation assumes a $100 investment made on 1/1/2020.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
As shown in the chart below, the Company’s net income increased from 2020 to 2021, followed by a decrease in 2022. The CEO and NEO’s Compensation Actually Paid have varied significantly from these changes in large part due to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Non-GAAP Pre-Tax Income The chart below compares the CEO and other NEOs’ Compensation Actually Paid to our Company Selected Measure, Non-GAAP Pre-Tax Income.
Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid versus Total Shareholder Return
As shown in the chart below, the CEO and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The TSR calculation assumes a $100 investment made on 1/1/2020.

Tabular List [Table Text Block]
Tabular list of Company Performance Measures
The three measures listed below, in no particular order, represent the most important metrics to link Compensation Actually Paid for FY 2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”
Most Important Performance Measures
Non-GAAP Pre-Tax Income
Revenue
Fully Diluted Adjusted EPS

Total Shareholder Return Amount	$ 34.23	87.98	94.28
Peer Group Total Shareholder Return Amount	108.19	151.51	120.84
Net Income (Loss)	$ (189,000,000)	$ 67,000,000	$ (138,600,000)
Company Selected Measure Amount	133,100,000	191,500,000	92,400,000
PEO Name	Brendan Hoffman	Blake Krueger	Blake Krueger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Pre-Tax Income
Non-GAAP Measure Description [Text Block]
(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, see the Non-GAAP reconciliation table in Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Fully Diluted Adjusted EPS
Brendan Hoffman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,519,654
PEO Actually Paid Compensation Amount	207,454
Blake Krueger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 14,405,857	$ 9,519,491
PEO Actually Paid Compensation Amount		3,570,244	5,934,954
PEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,183,029)	(10,945,024)	(6,652,134)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,925,515	9,418,773	5,856,777
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(208,392)	(1,101,043)	(369,878)
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,896,168)	(8,282,156)	(1,362,942)
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,874	73,838	94,912
PEO [Member] | Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,151,272)
PEO [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(805,334)	(2,269,703)	(2,050,266)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	304,048	1,936,075	1,838,005
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,229)	(300,778)	(62,688)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(639,680)	(1,123,620)	(172,005)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,850	18,511	17,586
Non-PEO NEO [Member] | Change in Pension Value Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(39,184)	(742,418)
Non-PEO NEO [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 223,497	$ 189,926	$ 215,671